PERSONNEL SALARIES AND EXPENSES (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel Salaries And Expenses
Personnel compensation	$ 250,962	$ 249,703	$ 233,707
Bonuses or gratifications	75,181	77,649	78,260
Stock-based benefits	2,752	331	66
Seniority compensation	26,120	26,263	34,012
Pension plans	2,039	(150)	431
Training expenses	2,867	2,835	3,186
Day care and kindergarten	2,505	3,072	2,992
Health funds	4,748	4,777	4,474
Welfare funds	896	806	754
Other personnel expenses	28,897	29,847	29,181
Total	$ 396,967	$ 395,133	$ 387,063